UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06600

DWS Value Builder Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of June 30, 2006 (Unaudited)

DWS Value Builder Fund

	Shares	Value ($)

Common Stocks 74.8%
Consumer Discretionary 11.7%
Auto Components 0.9%
BorgWarner, Inc.	70,000	4,557,000
Household Durables 1.6%
Blyth, Inc.	215,200	3,972,592
Champion Enterprises, Inc.*	336,600	3,716,064

		7,688,656
Media 8.3%
Clear Channel Communications, Inc.	346,986	10,739,217
Comcast Corp. "A"*	275,000	9,003,500
LodgeNet Entertainment Corp.*	330,179	6,157,838
R.H. Donnelley Corp.*	74,129	4,008,155
Time Warner, Inc.	653,800	11,310,740

		41,219,450
Specialty Retail 0.9%
TJX Companies, Inc.	183,100	4,185,666
Consumer Staples 4.0%
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	100,400	5,735,852
Tobacco 2.8%
Altria Group, Inc.	191,500	14,061,845
Energy 5.7%
Oil, Gas & Consumable Fuels
CONSOL Energy, Inc.	120,000	5,606,400
Kinder Morgan Management LLC*	443,843	19,094,126
Magellan Midstream Holdings LP	173,700	3,621,645

		28,322,171
Financials 17.7%
Consumer Finance 7.2%
AmeriCredit Corp.*	552,900	15,436,968
Capital One Financial Corp.	120,900	10,330,905
First Marblehead Corp.	175,000	9,964,500

		35,732,373
Diversified Financial Services 4.2%
Citigroup, Inc.	427,800	20,637,072
Insurance 0.4%
Aon Corp.	60,000	2,089,200
Real Estate Investment Trusts (REITs) 3.9%
American Financial Realty Trust (REIT)	1,100,000	10,648,000
American Home Mortgage Investment Corp. (REIT)	157,000	5,787,020
Fieldstone Investment Corp. (REIT)	100,000	916,000

Saxon Capital, Inc. (REIT)	175,000	2,002,000

		19,353,020
Thrifts & Mortgage Finance 2.0%
Freddie Mac	171,400	9,771,514
Health Care 14.7%
Health Care Providers & Services 12.6%
Cardinal Health, Inc.	197,250	12,689,092
Coventry Health Care, Inc.*	163,100	8,960,714
Laboratory Corp. of America Holdings*	40,000	2,489,200
UnitedHealth Group, Inc.	30,100	1,347,878
WellPoint, Inc.*	508,600	37,010,822

		62,497,706
Pharmaceuticals 2.1%
Johnson & Johnson	169,000	10,126,480
Industrials 11.9%
Airlines 1.1%
Southwest Airlines Co.	316,000	5,172,920
Building Products 0.4%
American Standard Companies, Inc.	50,000	2,163,500
Commercial Services & Supplies 6.1%
Allied Waste Industries, Inc.*	510,100	5,794,736
Cendant Corp.	1,493,000	24,320,970

		30,115,706
Industrial Conglomerates 4.3%
Tyco International Ltd.	779,400	21,433,500
Information Technology 6.3%
Computers & Peripherals 2.5%
Hewlett-Packard Co.	157,500	4,989,600
International Business Machines Corp.	98,000	7,528,360

		12,517,960
IT Services 3.8%
First Data Corp.	363,416	16,368,257
MasterCard, Inc. "A"*	46,000	2,208,000

		18,576,257
Telecommunication Services 2.8%
Wireless Telecommunication Services
American Tower Corp. "A"*	135,000	4,201,200
NII Holdings, Inc.*	87,166	4,914,419
Sprint Nextel Corp.	222,300	4,443,777

		13,559,396

Total Common Stocks (Cost $211,996,808)		369,517,244
	Principal Amount ($)	Value ($)

Corporate Bonds 20.6%
Consumer Discretionary 8.0%
Blyth, Inc.:
5.5%, 11/1/2013	4,900,000	3,944,500
7.9%, 10/1/2009	8,350,000	8,391,750
Clear Channel Communications, Inc., 5.5%, 9/15/2014	1,000,000	905,304

Comcast Corp., 5.5%, 3/15/2011	1,000,000	982,116
EchoStar DBS Corp., 6.625%, 10/1/2014	1,000,000	940,000
Knight-Ridder, Inc., 6.625%, 11/1/2007	3,000,000	3,002,496
LodgeNet Entertainment Corp., 9.5%, 6/15/2013	1,000,000	1,065,000
Marriott International, Inc., 5.81%, 11/10/2015	5,700,000	5,496,647
MGM MIRAGE:
5.875%, 2/27/2014	2,000,000	1,792,500
6.625%, 7/15/2015	2,500,000	2,331,250
R.H. Donnelley Corp., 6.875%, 1/15/2013	5,900,000	5,428,000
Tandy Corp., 6.95%, 9/1/2007	3,000,000	3,021,282
Tenneco Automotive, Inc., 8.625%, 11/15/2014	1,000,000	997,500
Time Warner, Inc., 6.875%, 5/1/2012	1,000,000	1,033,471

		39,331,816
Consumer Staples 0.2%
Avon Products, Inc., 6.55%, 8/1/2007	1,000,000	1,003,713
Energy 0.4%
Kinder Morgan Energy Partners LP, 7.125%, 3/15/2012	2,000,000	2,070,608
Financials 1.7%
General Motors Acceptance Corp., 6.875%, 8/28/2012	2,000,000	1,884,338
Host Marriott LP, (REIT), 6.375%, 3/15/2015	500,000	470,000
Jefferies Group, Inc., Series B, 7.5%, 8/15/2007	4,000,000	4,049,384
JPMorgan & Co, Inc., 6.875%, 1/15/2007	2,000,000	2,012,550

		8,416,272
Health Care 1.2%
Coventry Health Care, Inc., 5.875%, 1/15/2012	500,000	480,000
HCA, Inc., 5.75%, 3/15/2014	3,000,000	2,682,570
Tenet Healthcare Corp., 6.5%, 6/1/2012	3,350,000	2,956,375

		6,118,945
Industrials 3.1%
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011	5,350,000	4,988,875
7.25%, 3/15/2015	1,000,000	955,000
Lilly Industries, Inc., 7.75%, 12/1/2007	1,000,000	1,021,640
Norfolk Southern Corp.:
5.257%, 9/17/2014	1,367,000	1,314,010
7.35%, 5/15/2007	261,000	264,443
Raychem Corp., 7.2%, 10/15/2008	3,815,000	3,918,470
Union Carbide Corp., 6.7%, 4/1/2009	3,000,000	3,018,888

		15,481,326
Information Technology 2.3%
Electronic Data Systems Corp., Series B, 6.5%, 8/1/2013	2,000,000	1,973,032
Millipore Corp., 7.5%, 4/1/2007	9,050,000	9,131,414

		11,104,446
Telecommunication Services 2.5%
American Tower Corp.:
7.125%, 10/15/2012	3,000,000	2,992,500
7.5%, 5/1/2012	500,000	505,000
Citizens Communications Co., 6.25%, 1/15/2013	1,800,000	1,701,000
Qwest Communications International, Inc.:
7.25%, 2/15/2011	2,000,000	1,940,000
7.5%, 2/15/2014	3,000,000	2,925,000

Verizon Communications, Inc., 6.46%, 4/15/2008	2,000,000	2,016,273

		12,079,773
Utilities 1.2%
MidAmerican Energy Holdings Co.:
Series D, 5.0%, 2/15/2014	1,000,000	934,404
7.63%, 10/15/2007	5,000,000	5,106,970

		6,041,374

Total Corporate Bonds (Cost $102,404,040)		101,648,273
	Principal Amount ($)	Value ($)

Foreign Bonds - US$ Denominated 0.8%
Industrials
Tyco International Group SA:
6.375%, 10/15/2011	1,000,000	1,020,377
6.75%, 2/15/2011	3,000,000	3,095,250

Total Foreign Bonds - US$ Denominated (Cost $3,449,761)		4,115,627
	Shares	Value ($)

Preferred Stocks 0.3%
Financials
Real Estate
American Home Mortgage Investment Corp. (REIT), Series B, 9.25% (Cost $1,527,440)	61,000	1,559,770
	Principal Amount ($)	Value ($)

Repurchase Agreements 3.1%
State Street Bank and Trust Co., 4.2%, dated 6/30/2006, to be repurchased at $15,418,395 on 7/3/2006 (a) (Cost $15,413,000)	15,413,000	15,413,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 334,791,049)	99.6	492,253,914
Other Assets and Liabilities, Net	0.4	2,129,491

Net Assets	100.0	494,383,405

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Collateralized by $11,620,000 US Treasury Bond, 9.875%, maturing on 11/15/2015 with a value of $15,725,125.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006